Form N-CSR Cover	12 Months Ended
Oct. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley Europe Opportunity Fund, Inc.
Entity Central Index Key	0000860720
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025